UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Ave.

East Hanover, NJ 07936

(Address of principal executive offices)  (Zip code)

David Y.S. Chiueh

349 Ridgedale Ave.

East Hanover, NJ 07936

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

UPRIGHT GROWTH FUND Mutual Fund

349 Ridgedale Ave
East Hanover, NJ 07936

		Current
Description	Quantity	Value	Weight
-------------------------	------------	---------------	--------
Equities
Basic Material
Bhp Billiton Ltd Adr	1600	109520	0.91%
Dow Chemical Company	4700	241862	2.02%
		---------------	--------
		351382	2.93%

Real Estate
Proshs Ultra Real Estate	250	22550	0.19%

Bank
Bank Of America Corp	9000	138330	1.15%

Computer
Apple Computer Inc	16800	1561224	13.02%

Consumer
Avon Prods Inc. Com	1000	14610	0.12%
Whirlpool Corp	100	13922	0.12%
		---------------	--------
		28532	0.24%

Diversified Company
General Electric Company	2000	52560	0.44%
Manitowoc Company Inc	17000	558620	4.66%
		---------------	--------
		611180	5.10%

Electronic
Au Optronics Corp Adr	8650	36243.5	0.30%
Cirrus logic inc	4000	90960	0.76%
Corning Inc	15000	329250	2.75%
Vishay Intertechnology	20000	309800	2.58%
		---------------	--------
		766253.5	6.39%

Energy
First Solar Inc	1700	120802	1.01%
Plug Power Inc New	90000	421200	3.51%
SunEdison	100	2260	0.02%
		---------------	--------
		544262	4.54%

Financial Service
Direxion Shs Exch Trd Fd	200	19992	0.17%

Food
Starbucks Corp	9500	735110	6.13%

Precious Metals
PROSHARES ULTRA GOLD	1000	49410	0.41%

Insurance
A F L A C Inc	2500	155625	1.30%
Genworth Financial Inc	5000	87000	0.73%

Insurance
Metlife Inc	2500	138900	1.16%
		---------------	--------
		381525	3.18%

Internet
Google Inc	100	57528	0.48%

Machinery
Caterpillar,Inc	1000	108670	0.91%

Medical
Abbott Laboratories	1500	61350	0.51%
ABBVIE INC COM	500	28220	0.24%
Pfizer Incorporated	7800	231504	1.93%
Teva Pharm Inds Ltd Adrf	4000	209680	1.75%
		---------------	--------
		530754	4.43%

Oil
Chevron Corporation	300	39165	0.33%
NOBLE CORPORATION PLC	7000	234920	1.96%
Transocean Offshore Inc	1500	67545	0.56%
		---------------	--------
		341630	2.85%

Retail
Coach Inc	3000	102570	0.86%

Semiconductor
Himax Technologies Adr	90000	617400	5.15%
Silcon Motion Technology	71000	1450530	12.09%
Taiwan Semiconductr Adrf	30500	652395	5.44%
		---------------	--------
		2720325	22.68%

Telecommunication
Directv Group Inc	1000	85010	0.71%

Transportation
*Dryships Inc	40000	128800	1.07%

		---------------	--------
		9285038	77.41%

Cash and Money Funds
CASH		2710055	22.59%
		---------------	--------
		11995092	100.00%

* Non-Income producing securities.

NOTES TO FINANCIAL STATEMENTS

Upright Growth Fund

1. SECURITY TRANSACITONS

As of June 30, 2014, the aggregate cost of securities excluding cash and money funds was $5,785,430.17. The aggregate gross unrealized appreciation for all securities totaled $3,499,607.33 and the gross unrealized depreciation for all securities totaled $242,126.50 resulting in a net unrealized appreciation of $3,257,480.79 for tax purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: August 20, 2014

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: August 20, 2014

* Print the name and title of each signing officer under his or her signature.